PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.8% of Net Assets
	ABS Car Loan – 5.8%
$ 3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	$3,115,615
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,496,479
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028, 144A	4,277,501
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,740,224
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	479,619
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,357,291
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	2,977,815
1,237,122	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	1,149,875
486,567	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	445,992
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	3,877,120
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,695,598
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	792,123
2,610,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	2,586,207
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030, 144A	3,007,649
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033, 144A	4,310,232
570,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027, 144A	551,359
745,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029, 144A	735,235
231,290	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	230,493
885,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	855,260
1,740,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031, 144A	1,661,872
330,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.750%, 5/15/2028, 144A	321,486
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027, 144A	2,215,694
1,220,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.540%, 5/20/2027	1,206,449
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,647,823
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	561,409

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 1,776,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class B, 0.620%, 3/16/2026, 144A	$1,732,486
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	763,965
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,798,537
1,215,095	JPMorgan Chase Bank N.A, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	1,178,517
2,345,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028, 144A	2,355,895
3,485,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.667%, 3/14/2029, 144A(a)	3,498,525
1,628,094	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032, 144A	1,601,081
846,770	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032, 144A	839,523
462,341	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	459,971
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031, 144A	124,663
13,925	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	13,905
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	507,395
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,815,987
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,320,340
455,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	450,984
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,418,733

		72,176,927

	ABS Credit Card – 0.6%
3,700,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027, 144A	3,695,485
595,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028, 144A	588,051
3,065,000	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.020%, 3/15/2030	3,039,263

		7,322,799

	ABS Home Equity – 6.5%
1,645,008	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(b)	1,510,330
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(b)	1,262,936
454,175	CoreVest American Finance Ltd., Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	439,089
1,469,327	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	1,384,793
11,706	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	11,525

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$ 1,602,642	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	$1,472,094
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037, 144A	826,803
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038, 144A	3,244,708
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038, 144A	2,162,667
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038, 144A	4,663,750
782,734	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.186%, 5/19/2034(b)	750,405
1,438,904	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041, 144A	1,173,024
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1 mo. USD LIBOR + 1.250%, 6.396%, 1/17/2038, 144A(a)	5,943,698
10,150,152	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.363%, 11/25/2048, 144A(b)(c)(d)	120,674
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(b)	3,863,732
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(b)	505,386
624,758	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(b)	595,784
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	1,473,409
992,383	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(b)	912,323
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.704%, 9/25/2057, 144A(b)	3,697,832
16,232	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.317%, 7/25/2035(b)(d)	13,656
188,833	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(b)	173,148
88,717	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(b)	84,582
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,008,329
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,362,010
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026, 144A	1,670,840
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038, 144A	3,049,981
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038, 144A	725,774
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038, 144A	1,494,103
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040, 144A	4,484,451
112	RALI Trust, Series 2006-QS6, Class 2A1, 6.000%, 7/25/2023(d)	—
1,191	RALI Trust, Series 2006-QS13, Class 2A1, 5.750%, 7/25/2023(d)	881

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$ 9,936	RALI Trust, Series 2006-QS18, Class 3A3, 5.750%, 7/25/2023(d)	$5,234
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(b)	5,198,067
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(b)	3,560,792
724,199	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(b)	682,368
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	1,885,581
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(b)	4,826,431
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(b)	4,414,037
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	3,895,035
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,130,836
1,685,132	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,558,526
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,110,078
722,238	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 3.873%, 11/25/2036(b)	644,057

		79,993,759

	ABS Other – 6.0%
1,535,034	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	1,472,833
2,562,586	BHG Securitization Trust, Series 2021-A, Class A, 1.420%, 11/17/2033, 144A	2,389,772
753,733	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035, 144A	746,678
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036, 144A	1,790,365
2,928,116	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(b)	2,692,901
2,865,775	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	2,494,872
2,543,117	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	2,257,657
287,354	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	262,010
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032, 144A	543,401
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,045,113
2,118,300	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	1,838,221
2,720,000	CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, 6/18/2048, 144A	2,701,360
713,778	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	711,788

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 565,000	Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.650%, 1/22/2029, 144A	$564,200
1,635,000	Enterprise Fleet Financing LLC, Series 2023-2, Class A3, 5.500%, 4/22/2030, 144A	1,621,377
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	748,566
2,468,834	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	2,286,316
567,232	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	482,473
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,200,506
1,455,000	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028, 144A	1,406,858
1,939,891	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,664,116
1,022,754	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039, 144A	859,768
685,591	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	611,212
926,255	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	796,227
710,072	Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031, 144A	699,054
365,752	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	327,486
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	263,542
380,112	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041, 144A	344,340
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A	774,223
756,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	674,556
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036, 144A	4,500,595
651,834	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	643,786
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,499,696
194,384	Sierra Timeshare Receivables Funding LLC, Series 2018—2A, Class A, 3.500%, 6/20/2035, 144A	193,491
367,811	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	343,715
297,443	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	269,540
957,878	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040, 144A	942,404
2,804,375	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	2,405,088
210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 8.657%, 9/15/2032(a)	209,052
135,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.678%, 9/15/2032(a)	134,391

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043, 144A	$4,825,824
2,261,605	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	2,008,791
480,430	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	436,127
1,650,067	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	1,438,561
4,261,831	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051, 144A	3,692,698
3,419,629	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	2,718,742
801,598	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	757,906
2,340,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038, 144A	2,328,232
3,020,442	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	2,522,069
2,261,811	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,792,514

		73,935,013

	ABS Student Loan – 2.4%
513,715	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	443,458
697,707	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050, 144A	608,557
1,325,467	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	1,213,141
705,382	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	606,798
981,691	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	912,237
1,155,585	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	1,092,049
909,116	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	844,690
763,844	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	692,315
1,343,456	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,207,760
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,277,818
1,333,791	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	1,185,225
1,500,411	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	1,301,481
1,155,952	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	1,003,391
1,735,295	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071, 144A	1,708,276
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062, 144A	1,335,327

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – continued
$ 445,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.658%, 6/15/2032(a)	$440,947
68,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.692%, 6/15/2032(a)	67,554
146,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 8.648%, 3/15/2033(a)	145,231
2,178,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 8.693%, 3/15/2033(a)	2,166,524
287,253	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	276,563
2,624,605	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD LIBOR + 0.800%, 5.993%, 2/15/2036, 144A(a)	2,597,665
1,257,147	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A	1,200,263
3,574,498	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	3,403,086
748,147	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	639,452
417,965	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	400,718
3,759,351	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	3,459,591

		30,230,117

	ABS Whole Business – 0.8%
2,355,470	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,219,304
4,007,925	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	3,688,742
846,450	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052, 144A	779,825
3,890,880	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,257,063

		9,944,934

	Agency Commercial Mortgage-Backed Securities – 13.6%
2,210,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,841,947
2,815,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	2,346,190
2,323,000	Federal Home Loan Mortgage Corp., 3.100%, 6/01/2037	1,936,128
4,542,066	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	4,045,919
1,661,656	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,514,726
70,698,161	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, IO, 0.446%, 9/25/2032(b)(c)	1,825,066
3,371,050	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, IO, 0.992%, 8/25/2034(b)(c)(d)	204,290

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 20,614,858	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, IO, 0.700%, 10/25/2034(b)(c)	$933,338
52,188,734	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, IO, 1.629%, 5/25/2035(b)(c)	6,228,308
53,819,853	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, IO, 1.436%, 7/25/2035(b)(c)	5,732,783
95,957,453	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, IO, 1.095%, 8/25/2036(b)(c)	8,094,788
25,354,486	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO, 0.836%, 10/25/2023(b)(c)(d)	24,916
31,360,270	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO, 1.230%, 3/25/2024(b)(c)(d)	136,046
34,298,454	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO, 0.811%, 9/25/2024(b)(c)(d)	216,537
67,068,078	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, IO, 0.221%, 5/25/2025(b)(c)(d)	144,979
37,380,593	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, IO, 0.634%, 9/25/2025(b)(c)(d)	344,126
15,941,418	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO, 0.766%, 11/25/2025(b)(c)(d)	184,010
9,198,108	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO, 1.011%, 12/25/2025(b)(c)(d)	163,332
15,926,037	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO, 1.291%, 1/25/2026(b)(c)(d)	377,012
7,038,129	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO, 1.475%, 3/25/2026(b)(c)(d)	218,396
26,445,191	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO, 1.299%, 7/25/2026(b)(c)	724,112
8,194,322	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO, 1.040%, 8/25/2026(b)(c)(d)	189,896
24,442,928	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO, 0.423%, 9/25/2026(b)(c)(d)	186,948
89,134,141	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO, 0.188%, 10/25/2026(b)(c)(d)	220,404
18,330,351	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, IO, 0.757%, 11/25/2029(b)(c)	607,798

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 17,498,488	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, IO, 1.644%, 1/25/2030(b)(c)	$1,370,062
11,576,440	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, IO, 1.709%, 1/25/2030(b)(c)	952,162
13,731,182	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, IO, 1.810%, 3/25/2030(b)(c)	1,220,345
14,528,253	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, IO, 1.335%, 8/25/2030(b)(c)	970,564
254,737,888	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, IO, 0.251%, 1/25/2032(b)(c)	2,911,145
32,674,870	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, IO, 0.407%, 2/25/2032(b)(c)	740,609
79,201,136	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, IO, 0.403%, 3/25/2032(b)(c)	1,739,178
35,912,462	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, IO, 0.450%, 4/25/2055(b)(c)	922,430
46,034,891	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, IO, 0.436%, 4/25/2032(b)(c)	1,163,039
19,785,091	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, IO, 0.430%, 6/25/2055(b)(c)	485,825
66,586,536	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, IO, 0.352%, 6/25/2054(b)(c)	1,282,656
51,568,812	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, IO, 0.487%, 6/25/2032(b)(c)	1,465,637
82,393,919	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, IO, 0.403%, 8/25/2032(b)(c)	1,861,443
14,250,545	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO, 1.101%, 1/25/2031(b)(c)	739,602
123,304,736	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, IO, 0.156%, 8/25/2033(b)(c)	569,249
23,236,503	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, IO, 0.304%, 8/25/2025(b)(c)(d)	94,161
31,383,172	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO, 0.416%, 12/25/2026(b)(c)(d)	120,210
24,000,000	Federal National Mortgage Association, 3.850%, 9/01/2037	21,741,576
1,665,000	Federal National Mortgage Association, 4.090%, 7/01/2034	1,584,155

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 16,248,848	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.119%, 4/25/2032(b)(c)	$827,099
23,153,840	Federal National Mortgage Association, Series 2019-M17, Class X, IO, 0.417%, 8/25/2034(b)(c)	415,570
13,955,941	Federal National Mortgage Association, Series 2020-M33, Class X, 1.960%, 6/25/2028(b)(c)	791,031
15,963,630	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.029%, 8/25/2034(b)(c)	1,508,523
324,986,590	FREMF Mortgage Trust, Series 2018-K156, Class X2A, IO, 0.100%, 7/25/2036, 144A(c)	2,084,854
15,763,561	FRESB Mortgage Trust, Series 2021-SB90, Class X1, IO, 0.751%, 6/25/2041(b)(c)	405,622
24,419,577	FRESB Mortgage Trust, Series 2021-SB91, Class X1, IO, 0.684%, 8/25/2041(b)(c)	720,250
91,766,333	FRESB Mortgage Trust, Series 2022-SB95, Class X1, IO, 0.103%, 11/25/2041(b)(c)	594,545
37,626,786	Government National Mortgage Association, REMIC, Series 2020-172, Class IO, 1.194%, 9/16/2062(b)(c)	2,845,477
3,327,351	Government National Mortgage Association, Series 2006-46, Class IO, 0.476%, 4/16/2046(b)(c)(d)	31,605
1,404,639	Government National Mortgage Association, Series 2006-51, Class IO, 0.939%, 8/16/2046(b)(c)(d)	28,011
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	3,821,380
405,795	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	395,833
4,053,060	Government National Mortgage Association, Series 2009-114, Class IO, 0.013%, 10/16/2049(b)(c)(d)	49
1,658,420	Government National Mortgage Association, Series 2010-124, Class IO, 1.021%, 12/16/2052(b)(c)(d)	27,056
233,894	Government National Mortgage Association, Series 2010-49, Class IA, IO, 1.450%, 10/16/2052(b)(c)(d)	8,874
1,491,750	Government National Mortgage Association, Series 2011-119, Class IO, 0.200%, 8/16/2051(b)(c)(d)	2,743
3,212,836	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,094,398
90,004	Government National Mortgage Association, Series 2011-161, Class IO, 0.215%, 4/16/2045(b)(c)(d)	8
625,558	Government National Mortgage Association, Series 2011-38, Class IO, 0.530%, 4/16/2053(b)(c)(d)	4,604
1	Government National Mortgage Association, Series 2012-100, Class IC, IO, 1.431%, 9/16/2050(b)(c)(d)	—
1	Government National Mortgage Association, Series 2012-111, Class IC, IO, 1.331%, 9/16/2050(b)(c)(d)	—
18,619,713	Government National Mortgage Association, Series 2012-142, Class IO, 0.193%, 4/16/2054(b)(c)(d)	65,000
3,679,757	Government National Mortgage Association, Series 2012-23, Class IO, 0.244%, 6/16/2053(b)(c)(d)	23,409
4,660,496	Government National Mortgage Association, Series 2012-55, Class IO, 0.026%, 4/16/2052(b)(c)(d)	45
710,303	Government National Mortgage Association, Series 2012-70, Class IO, 0.094%, 8/16/2052(b)(c)(d)	359
5,449,375	Government National Mortgage Association, Series 2012-79, Class IO, 0.383%, 3/16/2053(b)(c)(d)	53,338

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 20,243,828	Government National Mortgage Association, Series 2012-85, Class IO, 0.365%, 9/16/2052(b)(c)(d)	$170,318
903,807	Government National Mortgage Association, Series 2013-175, Class IO, 0.189%, 5/16/2055(b)(c)(d)	3,102
2,155,373	Government National Mortgage Association, Series 2014-101, Class IO, 0.599%, 4/16/2056(b)(c)(d)	28,851
10,089,217	Government National Mortgage Association, Series 2014-130, Class IB, IO, 0.223%, 8/16/2054(b)(c)(d)	72,068
8,122,278	Government National Mortgage Association, Series 2014-24, Class IX, IO, 0.122%, 1/16/2054(b)(c)(d)	32,587
5,377,540	Government National Mortgage Association, Series 2014-70, Class IO, 0.454%, 3/16/2049(b)(c)(d)	60,475
3,378,252	Government National Mortgage Association, Series 2014-86, Class IO, 0.454%, 4/16/2056(b)(c)(d)	36,655
13,790,193	Government National Mortgage Association, Series 2015-120, Class IO, 0.622%, 3/16/2057(b)(c)(d)	242,321
9,616,648	Government National Mortgage Association, Series 2015-146, Class IB, IO, 0.205%, 7/16/2055(b)(c)(d)	67,610
5,741,518	Government National Mortgage Association, Series 2015-171, Class IO, 0.844%, 11/16/2055(b)(c)(d)	160,570
5,504,805	Government National Mortgage Association, Series 2015-189, Class IG, IO, 0.625%, 1/16/2057(b)(c)(d)	131,928
3,701,932	Government National Mortgage Association, Series 2015-21, Class IO, 0.712%, 7/16/2056(b)(c)(d)	89,002
11,379,732	Government National Mortgage Association, Series 2015-32, Class IO, 0.579%, 9/16/2049(b)(c)(d)	206,464
7,189,586	Government National Mortgage Association, Series 2015-6, Class IO, 0.479%, 2/16/2051(b)(c)(d)	78,243
2,754,791	Government National Mortgage Association, Series 2015-68, Class IO, 0.343%, 7/16/2057(b)(c)(d)	40,417
11,344,398	Government National Mortgage Association, Series 2015-70, Class IO, 0.569%, 12/16/2049(b)(c)(d)	197,673
5,927,467	Government National Mortgage Association, Series 2015-73, Class IO, 0.440%, 11/16/2055(b)(c)(d)	82,291
17,255,882	Government National Mortgage Association, Series 2016-132, Class IO, 0.636%, 7/16/2056(b)(c)(d)	370,754
8,831,944	Government National Mortgage Association, Series 2016-143, Class IO, 0.858%, 10/16/2056(c)(d)	388,258
23,996,436	Government National Mortgage Association, Series 2017-168, Class IO, 0.577%, 12/16/2059(b)(c)	812,603
24,256,186	Government National Mortgage Association, Series 2017-90, Class IO, 0.724%, 1/16/2059(b)(c)	919,033
4,822,399	Government National Mortgage Association, Series 2018-133, Class IO, 1.114%, 6/16/2058(b)(c)	324,605
10,872,602	Government National Mortgage Association, Series 2018-2, Class IO, 0.706%, 12/16/2059(b)(c)	466,145
33,137,012	Government National Mortgage Association, Series 2018-82, Class IO, 0.483%, 5/16/2058(b)(c)	1,020,951
19,403,920	Government National Mortgage Association, Series 2018-96, Class IO, 0.461%, 8/16/2060(b)(c)	666,234
9,586,005	Government National Mortgage Association, Series 2019-75, Class IO, 0.856%, 12/16/2060(b)(c)	492,006
8,018,706	Government National Mortgage Association, Series 2019-94, Class IO, 0.962%, 8/16/2061(b)(c)(d)	450,201

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 39,306,371	Government National Mortgage Association, Series 2020-108, Class IO, 0.847%, 6/16/2062(b)(c)	$2,264,216
19,271,781	Government National Mortgage Association, Series 2020-128, Class IO, 0.913%, 10/16/2062(b)(c)	1,227,501
40,828,831	Government National Mortgage Association, Series 2020-136, Class IO, 1.013%, 8/16/2062(b)(c)	2,774,299
15,992,976	Government National Mortgage Association, Series 2020-174, Class IO, 0.845%, 1/16/2063(b)(c)	964,824
36,833,202	Government National Mortgage Association, Series 2020-179, Class IO, 1.008%, 9/16/2062(b)(c)	2,514,684
44,429,824	Government National Mortgage Association, Series 2020-197, Class IO, 0.947%, 10/16/2062(b)(c)	2,905,111
34,859,681	Government National Mortgage Association, Series 2020-26, Class IO, 0.706%, 10/15/2061(b)(c)	1,655,762
9,269,787	Government National Mortgage Association, Series 2021-10, Class IO, 0.986%, 5/16/2063(b)(c)	669,056
41,629,205	Government National Mortgage Association, Series 2021-106, Class IO, 0.858%, 4/16/2063(b)(c)	2,860,301
40,992,496	Government National Mortgage Association, Series 2021-12, Class IO, 0.954%, 3/16/2063(b)(c)	2,805,772
45,211,889	Government National Mortgage Association, Series 2021-128, Class IO, 1.003%, 6/16/2061(b)(c)	2,866,294
55,298,497	Government National Mortgage Association, Series 2021-132, Class BI, IO, 0.925%, 4/16/2063(b)(c)	3,707,681
53,100,997	Government National Mortgage Association, Series 2021-133, Class IO, 0.880%, 7/16/2063(b)(c)	3,616,284
54,760,048	Government National Mortgage Association, Series 2021-144, Class IO, 0.825%, 4/16/2063(b)(c)	3,663,940
11,290,027	Government National Mortgage Association, Series 2021-145, Class IO, 0.772%, 7/16/2061(b)(c)	687,788
48,162,096	Government National Mortgage Association, Series 2021-151, Class IO, 0.917%, 4/16/2063(b)(c)	3,487,562
51,165,159	Government National Mortgage Association, Series 2021-163, Class IO, 0.800%, 3/16/2064(b)(c)	3,150,996
20,952,213	Government National Mortgage Association, Series 2021-180, Class IO, 0.903%, 11/16/2063(b)(c)	1,556,561
57,098,478	Government National Mortgage Association, Series 2021-186, Class IO, 0.765%, 5/16/2063(b)(c)	3,352,229
38,058,119	Government National Mortgage Association, Series 2021-20, Class IO, 1.149%, 8/16/2062(b)(c)	3,030,416
34,685,582	Government National Mortgage Association, Series 2021-33, Class IO, 0.841%, 10/16/2062(b)(c)	2,146,462
30,465,185	Government National Mortgage Association, Series 2021-40, Class IO, 0.824%, 2/16/2063(b)(c)	2,048,083
46,266,031	Government National Mortgage Association, Series 2021-52, Class IO, 0.719%, 4/16/2063(b)(c)	2,628,919
49,748,064	Government National Mortgage Association, Series 2022-166, Class IO, 0.792%, 4/16/2065(b)(c)	3,249,827
28,351,455	Government National Mortgage Association, Series 2022-17, Class IO, 0.802%, 6/16/2064(b)(c)	1,833,355

		167,405,014

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – 6.1%
$ 2,227	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(b)(d)	$2,161
57,565	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, IO, 7.000%, 7/15/2033(c)(d)	10,058
7,474	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 1.319%, 11/15/2033(b)(d)	7,126
518,950	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 4.281%, 5/15/2035(b)(d)	495,750
2,531,972	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 2.007%, 5/15/2036(b)(c)(d)	228,838
773,562	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 1.427%, 10/15/2036(b)(c)(d)	61,091
827,433	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 1.057%, 2/15/2038(b)(c)(d)	55,646
328,713	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 3.068%, 2/15/2038(b)(d)	316,235
309,015	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 4.116%, 2/15/2038(b)(d)	277,770
934,743	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.624%, 6/15/2048(b)(c)	851,548
403,684	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 3.804%, 12/15/2036(b)(c)	395,153
1,112,025	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 1.307%, 10/15/2040(b)(c)(d)	93,944
14,560	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1 mo. USD LIBOR + 0.400%, 5.593%, 11/15/2040(a)(d)	14,113
183,907	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 0.069%, 2/15/2041(b)(d)	119,518
1,003,371	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 0.707%, 9/15/2041(b)(c)(d)	53,165
1,321,629	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 0.578%, 8/15/2040(b)	1,172,408
936,467	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 0.957%, 8/15/2032(b)(c)(d)	40,174
4,747,693	Federal Home Loan Mortgage Corp., REMIC, Series 4136, Class SG, 0.957%, 11/15/2042(b)(c)(d)	448,881
2,902,184	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 0.479%, 6/15/2039(b)(c)(d)	141,600
1,157,558	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, IO, 4.500%, 3/15/2044(c)(d)	200,076
3,438,890	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 0.907%, 4/15/2047(b)(c)(d)	288,079
1,366,765	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(c)(d)	219,069
3,218,758	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(c)	514,525
163,139	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.416%, 11/25/2044(b)(c)	33,569
7,967,172	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 4.898%, 4/15/2042(b)(c)	1,355,046
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(c)(d)	290,417
15,605,297	Federal Home Loan Mortgage Corp., REMIC, Series 5094, Class IO, 1.518%, 12/15/2048(b)(c)	1,048,139

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 324,127	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BI, IO, 0.903%, 4/25/2052(b)(c)	$12,448
125,000	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BY, 3.000%, 4/25/2052	101,979
187,210	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(d)	27,799
5,341	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 2.100%, 1/25/2024(b)(c)(d)	26
649,107	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(b)(d)	620,083
1,028,197	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 5.535%, 6/25/2035(b)	1,071,509
1,994,163	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035	2,007,007
868,310	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 5.315%, 6/25/2036(b)(d)	902,124
33,912	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 2.150%, 8/25/2036(b)(c)(d)	3,196
237,776	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 7.248%, 8/25/2036(b)(d)	272,456
603,556	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.451%, 8/25/2038(b)	575,337
160,824	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.088%, 11/25/2038(b)(d)	152,774
664,819	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.414%, 3/25/2039(b)(d)	597,551
59,627	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 1.580%, 12/25/2039(b)(d)	50,134
2,681,942	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040	2,639,722
282,244	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 3.000%, 11/25/2040(b)	253,109
2,350,564	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 0.700%, 6/25/2041(b)(c)(d)	173,956
1,341,623	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 1.350%, 3/25/2042(b)(c)(d)	117,622
951,572	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 0.800%, 3/25/2042(b)(c)(d)	55,172
3,136,225	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 0.850%, 9/25/2042(b)(c)(d)	262,212
396,352	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 0.376%, 7/25/2043(b)(d)	311,701
1,525,082	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 1.450%, 11/25/2043(b)(c)(d)	148,948
1,662,773	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 1.000%, 8/25/2042(b)(c)(d)	87,394
10,889,854	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 0.900%, 4/25/2044(b)(c)(d)	945,649
841,043	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 0.900%, 5/25/2044(b)(c)(d)	42,266
331,794	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 0.157%, 5/25/2041(b)(d)	297,979
7,416,105	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, 0.950%, 4/25/2046(b)(c)	440,274

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 1,238,832	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 1.865%, 11/25/2042(b)	$862,584
8,084,142	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 0.950%, 10/25/2034(b)(c)	499,678
9,883,421	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 0.950%, 9/25/2046(b)(c)	600,880
6,580,648	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 0.950%, 9/25/2046(b)(c)	399,597
4,134,768	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 0.950%, 11/25/2046(b)(c)(d)	251,947
4,197,766	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 0.950%, 11/25/2046(b)(c)(d)	249,100
4,909,962	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 1.500%, 12/25/2046(b)(c)	326,493
6,720,465	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 1.000%, 4/25/2047(b)(c)	391,894
38,464,059	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, 0.364%, 8/25/2047(b)(c)	1,027,794
11,146,005	Federal National Mortgage Association, REMIC, Series 2020-37, Class QI, 4.500%, 6/25/2050	2,119,868
3,288,320	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(c)	696,466
13,468,708	Federal National Mortgage Association, REMIC, Series 2021-24, Class IO, 1.148%, 3/25/2059(b)(c)	943,292
5,064,650	Federal National Mortgage Association, REMIC,Series 2013-66, Class LI, IO, 7.000%, 7/25/2043(c)(d)	802,245
245,818	Federal National Mortgage Association, Series 334, Class 11, IO, 6.000%, 3/25/2033(c)(d)	34,986
64,521	Federal National Mortgage Association, Series 334, Class 19, IO, 7.000%, 2/25/2033(b)(c)(d)	11,955
261,978	Federal National Mortgage Association, Series 339, Class 13, IO, 6.000%, 6/25/2033(c)(d)	40,793
166,734	Federal National Mortgage Association, Series 339, Class 7, IO, 5.500%, 11/25/2033(c)(d)	25,112
592,294	Federal National Mortgage Association, Series 356, Class 13, IO, 5.500%, 6/25/2035(c)(d)	113,533
253,911	Federal National Mortgage Association, Series 359, Class 17, IO, 6.000%, 7/25/2035(c)(d)	46,921
134,703	Federal National Mortgage Association, Series 374, Class 18, IO, 6.500%, 8/25/2036(c)(d)	25,568
294,455	Federal National Mortgage Association, Series 374, Class 20, IO, 6.500%, 9/25/2036(c)(d)	57,279
134,368	Federal National Mortgage Association, Series 374, Class 22, IO, 7.000%, 10/25/2036(c)(d)	28,269
145,539	Federal National Mortgage Association, Series 374, Class 23, IO, 7.000%, 10/25/2036(c)(d)	26,367
201,705	Federal National Mortgage Association, Series 374, Class 24, IO, 7.000%, 6/25/2037(c)(d)	43,507
184,451	Federal National Mortgage Association, Series 381, Class 12, IO, 6.000%, 11/25/2035(c)(d)	31,641
86,564	Federal National Mortgage Association, Series 381, Class 13, IO, 6.000%, 11/25/2035(b)(c)(d)	14,940
113,773	Federal National Mortgage Association, Series 381, Class 18, IO, 7.000%, 3/25/2037(c)(d)	21,239

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 67,337	Federal National Mortgage Association, Series 381, Class 19, IO, 7.000%, 3/25/2037(b)(c)(d)	$13,165
20,604	Federal National Mortgage Association, Series 383, Class 32, IO, 6.000%, 1/25/2038(c)(d)	3,852
641,854	Federal National Mortgage Association, Series 384, Class 20, IO, 5.500%, 5/25/2036(b)(c)(d)	113,462
220,756	Federal National Mortgage Association, Series 384, Class 31, IO, 6.500%, 7/25/2037(c)(d)	44,818
135,749	Federal National Mortgage Association, Series 384, Class 36, IO, 7.000%, 7/25/2037(b)(c)(d)	17,215
149,397	Federal National Mortgage Association, Series 384, Class 4, IO, 4.500%, 9/25/2036(b)(c)(d)	9,911
95,399	Federal National Mortgage Association, Series 385, Class 23, IO, 7.000%, 7/25/2037(c)(d)	19,154
16,669	Federal National Mortgage Association, Series 386, Class 25, IO, 7.000%, 3/25/2038(b)(c)(d)	3,780
354,633	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	349,983
145,409	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD LIBOR + 0.680%, 5.840%, 2/20/2060(a)(d)	143,538
60,356	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD LIBOR + 0.350%, 5.444%, 5/20/2059(a)(d)	59,211
104,093	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD LIBOR + 0.350%, 5.444%, 10/20/2060(a)	103,371
107,449	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD LIBOR + 0.500%, 5.594%, 12/20/2060(a)	106,813
45,766	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD LIBOR + 0.500%, 5.594%, 3/20/2061(a)	45,517
52,283	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD LIBOR + 0.600%, 5.694%, 10/20/2061(a)(d)	51,562
143,908	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 5.265%, 10/20/2061(a)(d)	142,169
4,061	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(d)	3,588
281,093	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(d)	275,076
3,253	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD LIBOR + 0.600%, 4.600%, 10/20/2062(a)(d)	3,157
100,497	Government National Mortgage Association, Series 2012-H24, Class HI, IO, 1.183%, 10/20/2062(b)(c)(d)	6,256
159,658	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD LIBOR + 0.320%, 5.414%, 1/20/2063(a)(d)	156,475
27,232	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(d)	25,703
1,267,682	Government National Mortgage Association, Series 2013-H13, Class SI, IO, 1.315%, 6/20/2063(b)(c)(d)	38,173
4,665,296	Government National Mortgage Association, Series 2013-H16, Class AI, IO, 1.518%, 7/20/2063(b)(c)(d)	90,188
2,262,471	Government National Mortgage Association, Series 2013-H18, Class EI, IO, 1.827%, 7/20/2063(b)(c)(d)	111,466
605,955	Government National Mortgage Association, Series 2013-H18, Class JI, IO, 1.260%, 8/20/2063(b)(c)(d)	10,036
118,296	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD LIBOR + 0.600%, 5.694%, 8/20/2063(a)(d)	116,517

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 11,012,809	Government National Mortgage Association, Series 2014-H24, Class HI, IO, 1.017%, 9/20/2064(b)(c)(d)	$212,330
1,763,378	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(c)(d)	296,289
16,849,136	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.545%, 10/20/2064(b)	16,562,599
352,273	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(d)	338,897
3,513	Government National Mortgage Association, Series 2015-H05, Class FA, 1 mo. USD LIBOR + 0.300%, 4.738%, 4/20/2061(a)(d)	3,387
1,728,747	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,663,926
9,203	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD LIBOR + 0.280%, 4.909%, 5/20/2063(a)(d)	8,743
10,598	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD LIBOR + 0.200%, 4.933%, 4/20/2063(a)(d)	10,101
356,080	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.003%, 3/20/2065(b)(d)	346,672
2,299	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD LIBOR + 0.700%, 4.643%, 10/20/2065(a)(d)	2,206
141,541	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.589%, 9/20/2065(b)(d)	133,093
3,303	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD LIBOR + 0.680%, 4.811%, 8/20/2061(a)(d)	3,143
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 1.162%, 8/20/2045(b)	1,141,551
466,707	Government National Mortgage Association, Series 2016-23, Class PA, 5.609%, 7/20/2037(b)(d)	456,442
9,499,529	Government National Mortgage Association, Series 2016-H01, Class AI, IO, 0.023%, 1/20/2066(b)(c)(d)	223,123
14,500,798	Government National Mortgage Association, Series 2016-H09, Class JI, IO, 0.039%, 4/20/2066(b)(c)(d)	401,976
122,972	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.477%, 8/20/2063(b)(d)	117,823
272,048	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.753%, 8/20/2066(b)(d)	264,792
36,451	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.170%, 6/20/2061(b)(d)	33,843
4,351,569	Government National Mortgage Association, Series 2017-128, Class IO, 0.979%, 12/16/2056(b)(c)(d)	197,792
4,952,735	Government National Mortgage Association, Series 2017-26, Class IM, IO, 6.500%, 2/20/2047(c)(d)	705,562
1,854,936	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 0.054%, 1/20/2067(b)(c)(d)	81,947
7,536,120	Government National Mortgage Association, Series 2018-110, Class IO, 0.605%, 1/16/2060(b)(c)(d)	340,228
11,923,659	Government National Mortgage Association, Series 2018-129, Class IO, 0.617%, 7/16/2060(b)(c)	495,875
11,935,317	Government National Mortgage Association, Series 2018-143, Class IO, 0.490%, 10/16/2060(b)(c)	592,517
5,380	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD LIBOR + 0.200%, 4.460%, 10/20/2064(a)(d)	5,202
4,429,998	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.273%, 5/20/2068(b)	4,175,426

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(d)	$225,723
17,538,167	Government National Mortgage Association, Series 2019-116, Class IO, 0.622%, 12/16/2061(b)(c)	857,441
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(d)	260,787
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 0.393%, 2/20/2044(b)(c)(d)	844,428
2,195,362	Government National Mortgage Association, Series 2019-44, Class BS, 0.893%, 4/20/2049(b)(c)(d)	137,786
9,509,380	Government National Mortgage Association, Series 2019-70, Class SK, 0.843%, 8/20/2043(b)(c)	837,231
2,130,899	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.262%, 1/20/2069(b)	1,937,433
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(c)(d)	908,491
23,694,388	Government National Mortgage Association, Series 2020-34, Class IO, 5.000%, 12/20/2039(c)	4,529,668
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, IO, 3.500%, 3/20/2050(c)	2,658,452
49,696,224	Government National Mortgage Association, Series 2021-H03, Class IO, 0.355%, 4/20/2070(b)(c)(d)	184,153
7,999,403	Government National Mortgage Association, Series 2021-H08, Class IA, IO, 0.008%, 1/20/2068(b)(c)(d)	50,106
4,229,041	Government National Mortgage Association, Series 2021-H17, Class IO, 0.017%, 3/20/2070(b)(c)(d)	24,469

		74,934,283

	Mortgage Related – 38.3%
58,768,121	Federal Home Loan Mortgage Corp., 2.000%, with various maturities from 2050 to 2051(e)	48,223,202
17,538,948	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2052(e)	14,708,698
8,025,847	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	7,317,932
153,306,804	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(e)	125,710,525
197,541,843	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2062(e)	166,213,074
79,420,838	Federal National Mortgage Association, 3.000%, with various maturities from 2047 to 2052(e)	70,139,090
463,720	Federal National Mortgage Association, 4.000%, 1/01/2052	432,588
9	Government National Mortgage Association, 5.470%, 11/20/2059(b)	9
124,864	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.611%, 8/20/2068(b)(d)	117,746
2,480,400	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,326,861
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, IO, 3.000%, 11/20/2049(c)	2,072,148
10,000,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 8/01/2053(f)	8,491,406

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 30,000,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 8/01/2053(f)	$26,438,672

		472,191,951

	Non-Agency Commercial Mortgage-Backed Securities – 11.7%
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,203,876
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,049,304
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,494,201
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,030,559
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	585,089
5,300,000	BANK, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055	4,424,777
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	921,752
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1 mo. USD LIBOR + 2.140%, 7.333%, 10/15/2037, 144A(a)	3,797,537
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,010,401
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,470,454
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,295,934
1,860,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.379%, 8/15/2024, 144A(a)	1,843,579
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 6.987%, 1/17/2039, 144A(a)	2,709,409
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	398,171
117,494	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	106,626
2,103,243	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,740,433
2,572,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(b)	2,543,967
313,330	Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	311,503
238,027	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	236,329
502,032	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	495,465
1,300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,281,606
2,520,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,426,879
3,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	2,960,284
600,371	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	582,344

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	$5,309,953
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	1,699,183
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,569,682
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,063,805
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD LIBOR + 1.150%, 6.343%, 10/15/2043, 144A(a)	4,880,096
3,517,643	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700%, 6.894%, 7/15/2038, 144A(a)	3,422,728
3,690,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	2,639,730
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	4,863,994
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)	3,375,882
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	4,743,879
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	1,063,928
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,395,231
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.842%, 6/10/2047(b)	1,882,799
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,277,055
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,184,954
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	5,046,334
1,565,982	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.910%, 12/15/2047, 144A(b)	1,464,193
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(b)	2,332,415
177,472	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	175,545
730,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	695,373
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.439%, 6/15/2047(b)	832,747
585,606	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044, 144A(b)	527,045
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035, 144A(b)	3,020,992
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	4,979,406
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,723,853

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 1,249,959	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	$974,968
3,475,000	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(b)	2,815,247
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.664%, 11/15/2027, 144A(a)	1,340,149
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1 mo. USD LIBOR + 1.900%, 7.094%, 11/15/2027, 144A(a)(d)	3,635,684
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,210,132
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	3,849,746
1,410,198	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	1,370,573
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,696,490
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,360,545
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	1,819,915
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	763,667
708,348	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	699,088
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	479,391

		144,106,876

	Total Bonds and Notes (Identified Cost $1,355,572,202)	1,132,241,673

Collateralized Loan Obligations – 7.3%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD LIBOR + 1.600%, 6.850%, 7/20/2034, 144A(a)	2,160,956
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3 mo. USD LIBOR + 1.300%, 6.560%, 1/15/2033, 144A(a)	2,963,433
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 7/20/2031, 144A(a)	5,168,576
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD LIBOR + 1.670%, 6.930%, 7/15/2031, 144A(a)	578,668
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD LIBOR + 1.400%, 6.660%, 1/15/2031, 144A(a)	3,744,245
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B1, 3 mo. USD LIBOR + 1.550%, 6.800%, 1/20/2034, 144A(a)	4,179,685
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD LIBOR + 1.700%, 7.079%, 11/22/2031, 144A(a)	1,524,338
2,675,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 7.062%, 12/15/2039, 144A(a)	2,590,967
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD LIBOR + 1.480%, 6.730%, 4/20/2031, 144A(a)	3,391,585
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD LIBOR + 1.500%, 6.750%, 4/20/2031, 144A(a)	2,894,127
1,728,675	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 3 mo. USD LIBOR + 1.200%, 6.499%, 7/29/2030, 144A(a)	1,718,917

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3 mo. USD LIBOR + 1.400%, 6.660%, 1/15/2034, 144A(a)	$2,291,067
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%, 6.910%, 7/15/2034, 144A(a)	2,022,131
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD LIBOR + 1.400%, 6.660%, 4/16/2033, 144A(a)	2,489,377
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD LIBOR + 1.550%, 6.810%, 1/17/2032, 144A(a)	5,094,614
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD LIBOR + 1.470%, 6.730%, 4/16/2031, 144A(a)	1,977,543
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 1.600%, 6.861%, 4/21/2034, 144A(a)	3,951,322
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%, 6.900%, 7/02/2035, 144A(a)	4,097,272
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD LIBOR + 1.500%, 6.762%, 1/18/2034, 144A(a)	5,185,711
4,970,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3 mo. USD LIBOR + 1.500%, 6.760%, 10/17/2031, 144A(a)	4,842,838
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD LIBOR + 1.700%, 7.079%, 5/21/2034, 144A(a)	560,918
690,000	Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 3 mo. USD LIBOR + 1.900%, 7.279%, 2/20/2028, 144A(a)	678,745
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 6.429%, 4/20/2035, 144A(a)	3,701,819
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD LIBOR + 1.400%, 6.650%, 4/20/2034, 144A(a)	986,485
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 4/20/2034, 144A(a)	7,452,722
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3 mo. USD LIBOR + 1.700%, 6.960%, 4/15/2033, 144A(a)	5,772,212
3,830,000	Verde CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD LIBOR + 1.600%, 6.860%, 4/15/2032, 144A(a)	3,725,131
3,000,000	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 3 mo. USD SOFR + 1.462%, 6.510%, 10/20/2031, 144A(a)	2,972,236
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.943%, 10/18/2031, 144A(a)	1,269,978

	Total Collateralized Loan Obligations (Identified Cost $91,771,790)	89,987,618

Loan Participations – 0.3%
	ABS Other – 0.1%
2,025,425	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037	1,733,790

	Agency Commercial Mortgage-Backed Securities – 0.2%
33,158,337	Government National Mortgage Association, Series 2020-130, Class IO, 1.014%, 8/16/2060(b)(c)	2,217,607

	Total Loan Participations (Identified Cost $5,049,159)	3,951,397

Short-Term Investments – 3.2%
24,788,731	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $24,793,482 on 7/03/2023 collateralized by $26,638,700 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $25,284,596 including accrued interest(g)	24,788,731

Principal Amount	Description	Value (†)
$ 10,000,000	U.S. Treasury Bills, 4.976%, 7/20/2023(h)	$9,976,353
5,000,000	U.S. Treasury Bills, 4.996%, 8/22/2023(h)(i)	4,964,132

	Total Short-Term Investments (Identified Cost $39,726,389)	39,729,216

	Total Investments – 102.6% (Identified Cost $1,492,119,540)	1,265,909,904
	Other assets less liabilities – (2.6)%	(31,706,586)

	Net Assets – 100.0%	$1,234,203,318

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(c)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $378,119,536 or 30.6% of net assets.
ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	138	$15,607,993	$15,492,656	$(115,337)
CBOT U.S. Long Bond Futures	9/20/2023	140	17,663,313	17,766,875	103,562
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	201	26,925,268	27,379,969	454,701
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	220	26,199,344	26,056,250	(143,094)

Total					$299,832

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$—	$79,853,314	$140,445	$79,993,759
Agency Commercial Mortgage-Backed Securities	—	161,424,862	5,980,152	167,405,014
Collateralized Mortgage Obligations	—	56,048,139	18,886,144	74,934,283
Mortgage Related	—	472,074,205	117,746	472,191,951
Non-Agency Commercial Mortgage-Backed Securities	—	140,471,192	3,635,684	144,106,876
All Other Bonds and Notes*	—	193,609,790	—	193,609,790

Total Bonds and Notes	—	1,103,481,502	28,760,171	1,132,241,673

Collateralized Loan Obligations	—	89,987,618	—	89,987,618
Loan Participations*	—	3,951,397	—	3,951,397
Short-Term Investments	—	39,729,216	—	39,729,216

Total Investments	—	1,237,149,733	28,760,171	1,265,909,904

Futures Contracts (unrealized appreciation)	558,263	—	—	558,263

Total	$558,263	$1,237,149,733	$28,760,171	$1,266,468,167

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(258,431)	$—	$—	$(258,431)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or June 30, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
ABS Home Equity	$120,729	$—	$(28,350)	$51,032	$1	$(2,967)	$—	$—	$140,445	$50,460
Agency Commercial Mortgage-Backed Securities	7,314,851	—	(9,592,689)	7,305,253	—	(859)	1,240,044	(286,448)	5,980,152	297,037
Collateralized Mortgage Obligations	18,129,628	8,468	(4,049,130)	753,057	2,217,963	(2,067,474)	3,893,632	—	18,886,144	184,677
Mortgage Related	114,303	—	—	(802)	4,245	—	—	—	117,746	(802)
Non-Agency Commercial Mortgage-Backed Securities	4,270,703	—	—	(635,019)	—	—	—	—	3,635,684	(635,019)

Total	$29,950,214	$8,468	$(13,670,169)	$7,473,521	$2,222,209	$(2,071,300)	$5,133,676	$(286,448)	$28,760,171	$(103,647)

Debt securities valued at $5,133,676 were transferred from Level 2 to Level 3 during the period ended June 30, 2023. At September 30, 2022, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2023, these securities were fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $286,448 was transferred from Level 3 to Level 2 during the period ended June 30, 2023. At September 30, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the security. At June 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 as of June 30, 2023, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	1.00%	$120,674
			5.00%	19,771
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00%	5,752,367
			3.00%	227,785
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	1.00%	17,854,891
			3.00%	1,031,253
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	117,746
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
		Loss Severity	41%
		Lag Time	24 months
		Loss Adjusted Spread	12%	3,635,684

				$28,760,171

[1]

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]

Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of June 30, 2023, the Fund used futures contracts to hedge against changes in interest rates and manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2023.

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives Interest rate contracts	$558,263

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(258,431)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2023 (Unaudited)

Mortgage Related	38.3%
Agency Commercial Mortgage-Backed Securities	13.8
Non-Agency Commercial Mortgage-Backed Securities	11.7
ABS Home Equity	6.5
ABS Other	6.1
Collateralized Mortgage Obligations	6.1
ABS Car Loan	5.8
ABS Student Loan	2.4
Other Investments, less than 2% each	1.4
Collateralized Loan Obligations	7.3
Short-Term Investments	3.2

Total Investments	102.6
Other assets less liabilities (including futures contracts)	(2.6)

Net Assets	100.0%